Related party transactions - Summary of transactions between related parties (Details) - Associates - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties
Revenue	€ 1,437	€ 3,591	€ 2,932
Expense	(1,199)	(6,648)	(6,166)
Trade Receivables	311	1,786
Trade Payables	(90)	(598)
Nsoft
Disclosure of transactions between related parties
Revenue	824	1,861	1,347
Expense	(274)	(906)	(706)
Trade Receivables		204
Bayes
Disclosure of transactions between related parties
Revenue		1,730	1,585
Expense	(775)	(5,742)	€ (5,460)
Trade Receivables		1,582
Trade Payables		€ (598)
SporTech
Disclosure of transactions between related parties
Revenue	613
Expense	(150)
Trade Receivables	311
Trade Payables	€ (90)